ASSETS HELD FOR SALE - Assets and Liabilities Classified as Held for Sale (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Cash and cash equivalents	$ 1,106	$ 1,050	$ 354	$ 163
Property, plant and equipment	2,530	2,096
Total assets	15,804	8,193
Trade and other current payables	4,865	2,079
Total liabilities	9,740	4,155
Assets and liabilities classified as held for sale
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Cash and cash equivalents	0	8
Accounts and other receivable, net	0	56
Inventory	0	75
Property, plant and equipment	14	58
Intangible assets and goodwill	0	67
Total assets	14	264
Trade and other current payables	0	66
Total liabilities	$ 0	$ 66